Operating segment and geographic data	12 Months Ended
Dec. 31, 2018
Operating segment and geographic data
Operating segment and geographic data

Note 23—Operating segment and geographic data

The Chief Operating Decision Maker (CODM) is the Chief Executive Officer. The CODM allocates resources to and assesses the performance of each operating segment using the information outlined below. The Company is organized into operating segments based on products and services and the operating segments consist of Electrification Products, Industrial Automation and Robotics and Motion. The remaining operations of the Company are included in Corporate and Other. As the Power Grids business is reported as discontinued operations, it no longer is reported as an operating segment. In addition, certain real estate assets previously included in Corporate and Other are included in this planned business divestment and have also been reported in discontinued operations (see Note 3).

Effective January 1, 2018, management responsibility and oversight of certain remaining engineering, procurement and construction (EPC) businesses, previously included in the Industrial Automation and Robotics and Motion operating segments as well as the former Power Grids business, were transferred to a new non-core operating business within Corporate and Other. During 2018, the Company also changed the presentation of Cash and cash equivalents within the reported total segment assets such that all amounts are now considered as part of Corporate and Other.

The segment information for 2017 and 2016, and at December 31, 2017 and 2016, has been recast to reflect these changes.

A description of the types of products and services provided by each reportable segment is as follows:

•

Electrification Products: manufactures and sells products and solutions which are designed to provide smarter and safer electrical flow from the substation to the socket. The portfolio of increasingly digital and connected solutions includes electric vehicle charging infrastructure, solar power solutions, modular substation packages, distribution automation products, switchboard and panelboards, switchgear, UPS solutions, circuit breakers, measuring and sensing devices, control products, wiring accessories, enclosures and cabling systems and intelligent home and building solutions, designed to integrate and automate lighting, heating, ventilation, security and data communication networks.

•

Industrial Automation: develops and sells integrated automation and electrification systems and solutions, such as process and discrete control solutions, advanced process control software and manufacturing execution systems, sensing, measurement and analytical instrumentation and solutions, electric ship propulsion systems, as well as solutions for modern machine and factory automation and large turbochargers. In addition, the division offers a comprehensive range of services ranging from repair to advanced services such as remote monitoring, preventive maintenance and cybersecurity services.

•

Robotics and Motion: manufactures and sells robotics, motors, generators, drives, wind converters, components and systems for railways and related services and digital solutions for a wide range of applications in industry, transportation and infrastructure, and utilities.

•

Corporate and Other: includes headquarters, central research and development, the Company’s real estate activities, Group Treasury Operations, historical operating activities of certain divested businesses and other non-core operating activities.

The primary measure of profitability on which the operating segments are evaluated is Operational EBITA, which represents income from operations excluding:

•	amortization expense on intangibles arising upon acquisition (acquisition-related amortization),
•	restructuring and restructuring-related expenses,
•	changes in the amount recorded for obligations related to divested businesses occurring after the divestment date (changes in obligations related to divested businesses),
•	changes in estimates relating to opening balance sheets of acquired businesses (changes in pre-acquisition estimates),
•	gains and losses from sale of businesses,
•	acquisition- and divestment-related expenses and integration costs,
•	certain other non-operational items, as well as
•

foreign exchange/commodity timing differences in income from operations consisting of: (a) unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives), (b) realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized, and (c) unrealized foreign exchange movements on receivables/payables (and related assets/liabilities).

Certain other non-operational items generally includes: certain regulatory, compliance and legal costs, certain asset write downs/impairments as well as other items which are determined by management on a case-by-case basis.

The CODM primarily reviews the results of each segment on a basis that is before the elimination of profits made on inventory sales between segments. Segment results below are presented before these eliminations, with a total deduction for intersegment profits to arrive at the Company’s consolidated Operational EBITA. Intersegment sales and transfers are accounted for as if the sales and transfers were to third parties, at current market prices.

The following tables present segment revenues for 2018, 2017 and 2016.

	2018
	Electrification	Industrial	Robotics and	Corporate and
($ in millions)	Products	Automation	Motion	Other	Total
Geographical markets
Europe	3,881	3,145	2,929	58	10,013
The Americas	3,650	1,544	2,788	21	8,003
Asia, Middle East and Africa	3,680	2,565	2,922	236	9,403
	11,211	7,254	8,639	315	27,419
End Customer Markets
Utilities	2,452	1,168	749	176	4,545
Industry	4,395	4,447	6,529	98	15,469
Transport and infrastructure	4,364	1,639	1,361	41	7,405
	11,211	7,254	8,639	315	27,419
Product type
Products	9,679	2,391	6,206	118	18,394
Systems	617	1,853	1,062	197	3,729
Services and software	915	3,010	1,371	—	5,296
	11,211	7,254	8,639	315	27,419

Third-party revenues	11,211	7,254	8,639	315	27,419
Intersegment revenues(1)	475	140	508	(880)	243
Total Revenues	11,686	7,394	9,147	(565)	27,662

	2017
	Electrification	Industrial	Robotics and	Corporate and
($ in millions)	Products	Automation	Motion	Other	Total
Geographical markets
Europe	3,514	2,773	2,613	132	9,032
The Americas	2,613	1,381	2,721	116	6,831
Asia, Middle East and Africa	3,464	2,570	2,543	493	9,070
	9,591	6,724	7,877	741	24,933
End Customer Markets
Utilities	2,597	1,270	633	575	5,075
Industry	4,022	3,796	5,991	155	13,964
Transport and infrastructure	2,972	1,658	1,253	11	5,894
	9,591	6,724	7,877	741	24,933
Product type
Products	8,322	1,796	5,661	169	15,948
Systems	614	2,089	959	565	4,227
Services and software	655	2,839	1,257	7	4,758
	9,591	6,724	7,877	741	24,933

Third-party revenues	9,591	6,724	7,877	741	24,933
Intersegment revenues(1)	503	155	519	(914)	263
Total Revenues	10,094	6,879	8,396	(173)	25,196

	2016
	Electrification	Industrial	Robotics and	Corporate and
($ in millions)	Products	Automation	Motion	Other	Total
Geographical markets
Europe	3,309	2,398	2,571	541	8,819
The Americas	2,571	1,420	2,588	182	6,761
Asia, Middle East and Africa	3,457	2,673	2,227	692	9,049
	9,337	6,491	7,386	1,415	24,629
End Customer Markets
Utilities	2,568	1,236	657	1,189	5,650
Industry	4,083	3,625	5,351	200	13,259
Transport and infrastructure	2,686	1,630	1,378	26	5,720
	9,337	6,491	7,386	1,415	24,629
Product type
Products	8,042	1,355	5,366	434	15,197
Systems	656	2,364	853	957	4,830
Services and software	639	2,772	1,167	24	4,602
	9,337	6,491	7,386	1,415	24,629

Third-party revenues	9,337	6,491	7,386	1,415	24,629
Intersegment revenues(1)	583	163	502	(948)	300
Total Revenues	9,920	6,654	7,888	467	24,929
(1)	Intersegment revenues include sales to the Power Grids business which is presented as discontinued operations and are not eliminated from Total revenues.

Revenues by geography reflect the location of the customer. Approximately 22 percent, 20 percent and 19 percent of the Company’s total revenues in 2018, 2017 and 2016, respectively, came from customers in the United States. Approximately 15 percent, 15 percent and 14 percent of the Company’s total revenues in 2018, 2017 and 2016, respectively, were generated from customers in China. In 2018, 2017 and 2016 more than 98 percent of the Company’s total revenues were generated from customers outside Switzerland.

The following tables present Operational EBITA, the reconciliations of consolidated Operational EBITA to Income from continuing operations before taxes, as well as Depreciation and amortization, and Capital expenditure for 2018, 2017 and 2016, as well as Total assets at December 31, 2018, 2017 and 2016.

($ in millions)	2018	2017	2016
Operational EBITA:
Electrification Products	1,626	1,510	1,459
Industrial Automation	1,019	953	897
Robotics and Motion	1,447	1,260	1,232
Corporate and Other:
— Non-Core and divested businesses	(291)	(163)	(30)
— Stranded corporate costs	(297)	(286)	(252)
— Corporate costs and other intersegment elimination	(499)	(457)	(378)
Consolidated Operational EBITA	3,005	2,817	2,928
Acquisition-related amortization	(273)	(229)	(245)
Restructuring and restructuring-related expenses (1)	(172)	(300)	(442)
Changes in obligations related to divested businesses	(106)	(94)	—
Changes in pre-acquisition estimates	(8)	(8)	(131)
Gains and losses on sale of businesses	57	252	(10)
Acquisition- and divestment-related expenses and integration costs	(204)	(81)	(9)
Foreign exchange/commodity timing differences in income from operations:
Unrealized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(1)	56	(19)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(23)	8	(1)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(9)	(30)	(8)
Certain other non-operational items:
Regulatory, compliance and legal costs	(34)	(102)	(10)
Asset write downs/impairments	(25)	—	(16)
Gain on liquidation of foreign subsidiary	31	—	—
Corporate re-branding and marketing costs	—	—	(30)
Losses and other (costs) recoveries on Korea fraud	8	(40)	(73)
Other non-operational items	(20)	(19)	(5)
Income from operations	2,226	2,230	1,929
Interest and dividend income	72	73	71
Interest and other finance expense	(262)	(234)	(201)
Non-operational pension cost	83	33	(38)
Income from continuing operations before taxes	2,119	2,102	1,761
(1)	Amounts in 2017 and 2016 also include the incremental implementation costs in relation to the White Collar Productivity program.

	Depreciation and						Total assets(1), (2)
	amortization			Capital expenditure(1)			at December 31,
($ in millions)	2018	2017	2016	2018	2017	2016	2018	2017	2016
Electrification Products	355	315	348	244	218	215	12,049	8,881	8,343
Industrial Automation	160	112	71	104	71	53	6,669	6,961	4,294
Robotics and Motion	208	216	249	123	118	112	8,397	8,416	7,870
Corporate and Other	193	193	202	301	345	252	17,326	19,200	18,884
Consolidated	916	836	870	772	752	632	44,441	43,458	39,391
(1)	Capital expenditure and Total assets are after intersegment eliminations and therefore reflect third‑party activities only.
(2)	Assets held for sale of $8,591 million, $8,603 million and $8,504 million are included in Corporate and Other at December 31, 2018, 2017 and 2016, respectively (see Note 3).

Other geographic information

Geographic information for long‑lived assets was as follows:

	Long-lived
	assets at
	December 31,
($ in millions)	2018	2017
Europe	2,110	2,040
The Americas	1,168	934
Asia, Middle East and Africa	855	830
Total	4,133	3,804

Long-lived assets represent “Property, plant and equipment, net” and are shown by location of the assets. At December 31, 2018, approximately 22 percent, 11 percent and 11 percent of the Company’s long-lived assets were located in the U.S., Switzerland and China,  respectively. At December 31, 2017, approximately 19 percent, 13 percent and 10 percent of the Company's long-lived assets were located in the  U.S., Switzerland and China, respectively.

2019 Realignment of segments

On December 17, 2018, the Company announced a planned reorganization of its operating segments into four customer-focused, entrepreneurial businesses. With effect from April 1, 2019:

•	the Electrification Products segment will be renamed the Electrification segment,
•

the Industrial Automation segment will remain unchanged except that it will now exclude the Machine and Factory Automation business, which will be transferred to the new Robotics & Discrete Automation segment,

•

the new Robotics & Discrete Automation segment will include the combined businesses of the Machine and Factory Automation business, previously included in the Industrial Automation segment, and the Robotics business from the former Robotics and Motion segment, and

•	the new Motion segment will contain the remaining businesses of the former Robotics and Motion segment.